Summary of Significant Accounting Policies - Schedule of common stock subject to possible redemption (Details) - USD ($)	10 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Summary of Significant Accounting Policies
Gross proceeds	$ 200,000,000
Common stock issuance costs	(21,514,584)
Proceeds allocated to Public Warrant at issuance	(5,000,000)
Remeasurement of carrying value to redemption value	27,514,584
Common stock subject to possible redemption	$ 201,000,000	$ 201,000,000